Debt - Schedule of Outstanding Debt (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Schedule of Outstanding Debt [Abstract]
2026	¥ 976
2027	752
2028	501
2029	69
Total	2,298
Less: Deferred finance charges	380
Total debt, net of deferred finance charges	¥ 1,918